Schedule of Reconciliation of Gain (Loss) on Investments (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025		Mar. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Loss on financial instruments, net (related party of $(552) and $(67,457))		$ 211	$ (179)	$ 166	$ (1,362)	$ (2,242)		$ (104,521)
Other comprehensive income loss								13,694
Related Party Public Equity Securities [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Loss on financial instruments, net (related party of $(552) and $(67,457))								(3,702)
Other Public Equity Securities [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Loss on financial instruments, net (related party of $(552) and $(67,457))		384	745	310	(12)	(831)		(237)
Put Option [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Loss on financial instruments, net (related party of $(552) and $(67,457))	$ 700							(3,023)
Loss on Issuance of Convertible Debt and Warrants to Yorkville [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Loss on financial instruments, net (related party of $(552) and $(67,457))			(1,700)		(1,700)	(2,307)
Convertible Debt [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Loss on financial instruments, net (related party of $(552) and $(67,457))			225		225	100
Warrant [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Loss on financial instruments, net (related party of $(552) and $(67,457))		(169)	710	(139)	708	1,732		2,477
Prepaid Forward Liability [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Loss on financial instruments, net (related party of $(552) and $(67,457))			14		14	14		(14)
Derivative [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Loss on financial instruments, net (related party of $(552) and $(67,457))								1,581
Other Equity Interests [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Loss on financial instruments, net (related party of $(552) and $(67,457))		(4)	(173)	(5)	(538)	(552)	[1]	(63,755)	[1]
Other Equity Securities [Member] | Without Readily Determinable Fair Value [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Loss on financial instruments, net (related party of $(552) and $(67,457))					$ (59)	$ (398)		$ (37,848)

[1]	Includes realized net gains of $13.7 million related to the Company’s previously classified available-for-sale debt securities upon reclassification from accumulated other comprehensive income during the year ended March 31, 2024.